INVENTORIES	12 Months Ended
Aug. 31, 2022
Inventories [Abstract]
Inventories	INVENTORIES
The Company’s inventories are comprised of the following balances as at August 31, 2022 and August 31, 2021:

	August 31, 2022
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,439	$1,346	$2,785
Dry cannabis
Available for packaging	14,631	6,089	20,720
Packaged inventory	3,843	1,404	5,247
Flower and trim available for extraction	783	889	1,672
Concentrated extract	3,726	1,995	5,721
Formulated extracts
Available for packaging	1,450	85	1,535
Packaged inventory	3,090	227	3,317
Packaging and supplies	9,317	—	9,317
	$38,279	$12,035	$50,314

	AUGUST 31, 2021
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,387	$1,303	$2,690
Dry cannabis
Available for packaging	9,736	5,303	15,039
Packaged inventory	3,922	1,749	5,671
Flower and trim available for extraction	456	329	785
Concentrated extract	3,009	733	3,742
Formulated extracts
Available for packaging	462	161	623
Packaged inventory	2,028	95	2,123
Packaging and supplies	6,023	—	6,023
	$27,023	$9,673	$36,696
Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, hash, beverage and vaporizable products.
The amount of inventory expensed in cost of sales for the year ended August 31, 2022 was $95,638 (August 31, 2021 - $58,605). The amount of inventory provisions and plant waste for the year ended August 31, 2022 was $10,252 (August 31, 2021 - $26,177), which includes, provisions for excess and unsaleable inventories of $4,048 (August 31, 2021 - $15,039), adjustments to net realizable value of $498 (August 31, 2021 - $4,865) and plant waste of $5,706 (August 31, 2021 - $6,273), which comprised of the production or purchase costs of these inventories and biological assets.

The amount of realized fair value on inventories sold and other inventory charges for the year ended August 31, 2022 was $35,204 (August 31, 2021 - $35,721), including realized fair value on inventories sold of $31,133 (August 31, 2021 - $19,489). Inventory provisions to adjust to net realizable value during the year ended August 31, 2022 were $4,569 (August 31, 2021 - $21,097), consisting of $498 (August 31, 2021 - $4,865) recognized in cost of sales and $4,071 (August 31, 2021 - $16,232) recognized in fair value adjustments.